ALTMFX Trust (the “Trust”)

NP Strategic Municipal Fund (the “Fund”)

Supplement dated August 4, 2015 to the Statement of Additional Information (“SAI”) dated January 9, 2015

Effective June 30, 2015, the Board of Trustees approved the election of Adam R. Waldstein as Vice President and Secretary to the Trust in place of Vicki S. Horwitz, who resigned as Vice President and Secretary of the Trust.

The table in the sub-section entitled “Principal Officers of the Trust” in the section entitled “BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS” on Page 30  of the SAI  is hereby deleted in its entirety and replaced with the following:

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Christopher J. Koons Born: 1970	President; Principal Executive Officer	Since 2014	Senior Vice President, Atlantic since 2008.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2014	Senior Vice President, Atlantic since 2008.
Adam R. Waldstein Born: 1981	Vice President; Secretary	Since 2015	Associate Counsel, Atlantic since 2015; Contract Attorney, 2010-2015.
Zachary Tackett Born: 1988	Anti-Money Laundering Compliance Officer	Since 2014	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.
Timothy Bowden Born: 1969	Vice President	Since 2014	Manager, Atlantic since 2008.
Gino Malaspina Born: 1968	Vice President	Since 2014
Senior Counsel, Atlantic since 2014; Senior Counsel and Managing Director, Cipperman & Company/Cipperman Compliance Services LLC, 2010-2014; and Associate, Stradley Ronon Stevens & Young, LLP, 2009-2010.

Michael J. McKeen Born: 1971	Vice President	Since 2014	Senior Vice President, Atlantic since 2008.
Geoffrey Ney Born: 1975	Vice President	Since 2014	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.
Todd Proulx Born: 1978	Vice President	Since 2014	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.
Carlyn Edgar Born: 1963	Chief Compliance Officer	Since 2014	Senior Vice President, Atlantic since 2008.

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